John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 96.3%				$565,826,607
(Cost $565,843,307)
U.S. Government 91.5%				537,345,688
U.S. Treasury Bill (A)	0.035	01-13-22	144,890,000	144,871,735
U.S. Treasury Bill (A)	0.040	12-16-21	122,500,000	122,488,132
U.S. Treasury Bill (A)	0.043	11-18-21	220,000,000	219,994,805
U.S. Treasury Bill	0.043	02-24-22	50,000,000	49,991,016

	Yield (%)	Shares	Value
Short-term funds 4.8%			28,480,919

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0101(B)	28,480,919	28,480,919

Total investments (Cost $565,843,307) 96.3%	$565,826,607
Other assets and liabilities, net 3.7%	21,668,755
Total net assets 100.0%	$587,495,362

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	The rate shown is the annualized seven-day yield as of 10-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	216,883,963	USD	159,040,435	CITI	12/15/2021	$4,137,765	—
AUD	216,883,963	USD	159,040,298	DB	12/15/2021	4,137,901	—
AUD	216,883,963	USD	159,160,018	MSCS	12/15/2021	4,018,181	—
CAD	193,741,619	USD	152,853,868	CITI	12/15/2021	3,702,895	—
CAD	193,741,619	USD	152,853,706	DB	12/15/2021	3,703,057	—
CAD	193,741,619	USD	152,904,294	MSCS	12/15/2021	3,652,469	—
CHF	73,724,290	USD	80,269,621	CITI	12/15/2021	353,099	—
CHF	73,724,290	USD	80,269,561	DB	12/15/2021	353,159	—
CHF	73,724,290	USD	80,269,212	MSCS	12/15/2021	353,508	—
EUR	168,574,180	USD	198,797,761	CITI	12/15/2021	—	$(3,724,058)
EUR	168,574,180	USD	198,797,464	DB	12/15/2021	—	(3,723,761)
EUR	168,574,180	USD	198,796,790	MSCS	12/15/2021	—	(3,723,087)
GBP	90,047,325	USD	122,171,210	CITI	12/15/2021	1,081,508	—
GBP	90,047,325	USD	122,170,758	DB	12/15/2021	1,081,960	—
GBP	90,047,325	USD	122,170,593	MSCS	12/15/2021	1,082,125	—
JPY	2,104,518,900	USD	18,914,785	CITI	12/15/2021	—	(441,412)
JPY	2,104,518,900	USD	18,914,776	DB	12/15/2021	—	(441,403)
JPY	2,104,518,900	USD	18,914,703	MSCS	12/15/2021	—	(441,330)
NOK	1,270,120,138	USD	148,989,456	CITI	12/15/2021	1,309,668	—
NOK	1,270,120,138	USD	148,989,504	DB	12/15/2021	1,309,620	—
NOK	1,270,120,138	USD	148,963,628	MSCS	12/15/2021	1,335,497	—
NZD	116,647,609	USD	81,528,153	CITI	12/15/2021	2,007,837	—
NZD	116,647,609	USD	81,528,092	DB	12/15/2021	2,007,899	—
NZD	116,647,609	USD	81,560,039	MSCS	12/15/2021	1,975,951	—
SEK	1,878,299,809	USD	217,266,531	CITI	12/15/2021	1,574,861	—
SEK	1,878,299,809	USD	217,266,511	DB	12/15/2021	1,574,881	—
SEK	1,878,299,809	USD	217,265,531	MSCS	12/15/2021	1,575,861	—
SGD	47,269,729	USD	35,077,443	CITI	12/15/2021	—	(30,572)
SGD	47,269,729	USD	35,077,433	DB	12/15/2021	—	(30,561)
SGD	47,269,729	USD	35,077,277	MSCS	12/15/2021	—	(30,405)
USD	255,915,761	AUD	347,067,830	CITI	12/15/2021	—	(5,209,602)
USD	255,916,053	AUD	347,067,830	DB	12/15/2021	—	(5,209,310)
USD	255,777,216	AUD	347,067,830	MSCS	12/15/2021	—	(5,348,147)
USD	63,005,510	CAD	78,620,019	CITI	12/15/2021	—	(524,958)
USD	63,005,521	CAD	78,620,019	DB	12/15/2021	—	(524,947)
USD	63,007,319	CAD	78,620,019	MSCS	12/15/2021	—	(523,149)
USD	117,628,578	CHF	108,928,130	CITI	12/15/2021	—	(1,492,028)
USD	117,628,577	CHF	108,928,130	DB	12/15/2021	—	(1,492,030)
USD	117,628,232	CHF	108,928,130	MSCS	12/15/2021	—	(1,492,374)
USD	40,147,905	EUR	33,968,311	CITI	12/15/2021	839,844	—
USD	40,147,975	EUR	33,968,311	DB	12/15/2021	839,913	—
USD	40,148,109	EUR	33,968,311	MSCS	12/15/2021	840,048	—
USD	172,357,463	GBP	124,934,569	CITI	12/15/2021	1,352,658	—
USD	172,357,717	GBP	124,934,569	DB	12/15/2021	1,352,912	—
USD	172,358,332	GBP	124,934,569	MSCS	12/15/2021	1,353,527	—
USD	181,397,522	JPY	19,936,018,615	CITI	12/15/2021	6,400,037	—
USD	181,396,908	JPY	19,936,018,615	DB	12/15/2021	6,399,423	—
USD	181,397,621	JPY	19,936,018,615	MSCS	12/15/2021	6,400,136	—
USD	103,158,780	NOK	891,050,791	CITI	12/15/2021	—	(2,283,335)
USD	103,158,862	NOK	891,050,791	DB	12/15/2021	—	(2,283,253)
USD	103,159,268	NOK	891,050,791	MSCS	12/15/2021	—	(2,282,847)
USD	150,435,737	NZD	212,263,526	CITI	12/15/2021	—	(1,574,613)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	150,435,846	NZD	212,263,526	DB	12/15/2021	—	$(1,574,504)
USD	150,436,270	NZD	212,263,526	MSCS	12/15/2021	—	(1,574,079)
USD	102,693,125	SEK	882,943,680	CITI	12/15/2021	—	(178,964)
USD	102,693,141	SEK	882,943,680	DB	12/15/2021	—	(178,948)
USD	102,693,559	SEK	882,943,680	MSCS	12/15/2021	—	(178,529)
USD	39,057,754	SGD	52,919,804	CITI	12/15/2021	—	(178,214)
USD	39,057,776	SGD	52,919,804	DB	12/15/2021	—	(178,192)
USD	39,057,949	SGD	52,919,804	MSCS	12/15/2021	—	(178,019)
						$68,108,200	$(47,046,631)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$565,826,607	$28,480,919	$537,345,688	—
Total investments in securities	$565,826,607	$28,480,919	$537,345,688	—
Derivatives:
Assets
Forward foreign currency contracts	$68,108,200	—	$68,108,200	—
Liabilities
Forward foreign currency contracts	(47,046,631)	—	(47,046,631)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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